PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (164,955)	$ (110,758)	$ (115,421)
Cash flows from investing activities:
Purchases of short-term investments	(816,653)	(513,596)	(66,088)
Purchases of long-term investments	(414,302)	(113,842)	(15,000)
Prepayment for long-term investments		(52,823)
Proceeds from the sales and maturities of short-term investments	336,874	488,643	172,214
Proceeds from the sales and maturities of long-term investments	48,772	21,696	49,590
Net cash provided by (used in) investing activities	(889,160)	(181,267)	136,494
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares			104,006
Proceeds from issuance of Class A ordinary shares upon the completion of the IPO and the CPP, net of issuance cost of $9,442		408,404
Proceeds from issuance of Class A ordinary shares upon the completion of Dual Primary Listing, net of issuance cost of $7,973	829,351
Repurchase/Settlement of RSUs	(12,638)		(3,558)
Proceeds from exercise of share options	2,626	0
Payment for the repurchase of ordinary shares			(994)
Payment for the repurchase of Series A convertible redeemable preferred shares			(4,800)
Net cash provided by financing activities	814,833	407,389	89,764
Effect of exchange rate changes on cash and cash equivalents	(1,177)	(5,397)	(3,150)
Increase (decrease) in cash and cash equivalents	(240,459)	109,967	107,687
Cash, cash equivalents and restricted cash at beginning of year	536,172	426,205	318,518
Cash, cash equivalents and restricted cash at end of year	295,713	536,172	426,205
Parent company | Reportable legal entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(36,539)	12,210	(35,692)
Cash flows from investing activities:
Purchases of short-term investments	(653,498)	(102,609)	(20,649)
Purchases of long-term investments	(337,576)	(65,568)
Prepayment for long-term investments		(25,000)
Proceeds from the sales and maturities of short-term investments	132,616	101,443	172,214
Proceeds from the sales and maturities of long-term investments	27,891	1,697	49,590
Investment in subsidiaries	(19)
Loans to third parties	(13,512)
Proceeds from repayment of loans to third parties	13,532
Loan to a subsidiary	(193,501)	(172,406)	(96,093)
Net cash provided by (used in) investing activities	(1,024,067)	(262,443)	105,062
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares			104,006
Proceeds from issuance of Class A ordinary shares upon the completion of the IPO and the CPP, net of issuance cost of $9,442		408,404
Proceeds from issuance of Class A ordinary shares upon the completion of Dual Primary Listing, net of issuance cost of $7,973	829,351
Repurchase/Settlement of RSUs	(12,638)		(3,026)
Proceeds from exercise of share options	2,626
Payment for the repurchase of ordinary shares			(994)
Payment for the repurchase of Series A convertible redeemable preferred shares			(4,800)
Net cash provided by financing activities	819,339	408,404	95,186
Effect of exchange rate changes on cash and cash equivalents	(149)	(14)
Increase (decrease) in cash and cash equivalents	(241,416)	158,157	164,556
Cash, cash equivalents and restricted cash at beginning of year	446,873	288,716	124,160
Cash, cash equivalents and restricted cash at end of year	$ 205,457	$ 446,873	$ 288,716